Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial and operational performances of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its compensation decisions for the year ended December 31, 2025. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our named executive officers.

Year	Summary Compensation Table Total for Dr. Schambye ($)(1)	Compensation Actually Paid to Dr. Schambye ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs Officer ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(4)	Net Income/(Loss) ($in thousands)(5)
2025	1,299,792	2,127,916	708,983	976,736	$127.83	(209,839)
2024	1,429,550	1,228,832	759,671	714,306	$25.83	(21,439)
(1)
During fiscal years 2024 and 2025, the following individual served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During Fiscal Years 2024 through 2025
Hans T. Schambye, M.D., Ph.D.	January 1, 2024 through December 31, 2025

The dollar amounts reported in these columns represent the amount of total compensation, as disclosed in the Summary Compensation Table for the applicable year, for our named executive officers. Please refer to “Executive Compensation—Summary Compensation Table” above.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our principal executive officer (“PEO”) and the average “compensation actually paid” to our non-PEO named executive officers, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs or non-PEO named executive officers during the applicable fiscal year.
(3)
The dollar amounts reported in this column represent the average of the total compensation, as disclosed in the Summary Compensation Table for the applicable year, for our named executive officers as a group (excluding our PEOs), which includes: (i) for 2025, Ms. Firmani and Mr. Winslow and (ii) for 2024, Ms. Firmani, Mr. Freve, and Mr. Winslow.
(4)
Cumulative total stockholder return (“TSR”) is calculated by dividing the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2023.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements included in our Annual Report on Form 10-K for the years ended December 31, 2025 and 2024.

	Dr. Schambye		Average Non-PEO NEOs
	2024 ($)	2025 ($)	2024 ($)	2025 ($)
Summary Compensation Table Total	$1,429,550	$1,299,792	$759,671	$708,983
Subtract, value of “Option Awards” reported in Summary Compensation Table	$(258,879)	$(73,677)	$(83,945)	$(24,709)
Add, year-end fair value of outstanding and unvested equity awards granted in the year	$213,730	$308,510	$71,657	$103,464
Add year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	$(120,162)	$575,632	$(27,705)	$183,866
Add, fair value as of vesting date of equity awards granted and vested in the year	$10,829	-	$3,511	-
Add, change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(46,236)	$17,659	$(8,883)	$5,132
Compensation actually paid	$1,228,832	$2,127,916	$714,306	$976,736

Analysis of Information Presented in the Pay Versus Performance Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above. The following graphs display the compensation actually paid (“CAP”) to our named executive officers compared to our TSR and our net income (loss) for the years ended December 31, 2024 and 2025. While our TSR shows a strong correlation to CAP due to the significance of equity compensation as a component of our executive compensation program, there is no correlation between our net income (loss) and CAP. We do not consider net income (loss) as a performance measure for our executive compensation program and instead we evaluate operational metrics of the Company.

Company Selected Measure Name	Net Income/(Loss)
Named Executive Officers, Footnote
(1)
During fiscal years 2024 and 2025, the following individual served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During Fiscal Years 2024 through 2025
Hans T. Schambye, M.D., Ph.D.	January 1, 2024 through December 31, 2025

PEO Total Compensation Amount	$ 1,299,792	$ 1,429,550
PEO Actually Paid Compensation Amount	$ 2,127,916	1,228,832
Adjustment To PEO Compensation, Footnote

	Dr. Schambye		Average Non-PEO NEOs
	2024 ($)	2025 ($)	2024 ($)	2025 ($)
Summary Compensation Table Total	$1,429,550	$1,299,792	$759,671	$708,983
Subtract, value of “Option Awards” reported in Summary Compensation Table	$(258,879)	$(73,677)	$(83,945)	$(24,709)
Add, year-end fair value of outstanding and unvested equity awards granted in the year	$213,730	$308,510	$71,657	$103,464
Add year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	$(120,162)	$575,632	$(27,705)	$183,866
Add, fair value as of vesting date of equity awards granted and vested in the year	$10,829	-	$3,511	-
Add, change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(46,236)	$17,659	$(8,883)	$5,132
Compensation actually paid	$1,228,832	$2,127,916	$714,306	$976,736

Non-PEO NEO Average Total Compensation Amount	$ 708,983	759,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 976,736	714,306
Adjustment to Non-PEO NEO Compensation Footnote

	Dr. Schambye		Average Non-PEO NEOs
	2024 ($)	2025 ($)	2024 ($)	2025 ($)
Summary Compensation Table Total	$1,429,550	$1,299,792	$759,671	$708,983
Subtract, value of “Option Awards” reported in Summary Compensation Table	$(258,879)	$(73,677)	$(83,945)	$(24,709)
Add, year-end fair value of outstanding and unvested equity awards granted in the year	$213,730	$308,510	$71,657	$103,464
Add year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	$(120,162)	$575,632	$(27,705)	$183,866
Add, fair value as of vesting date of equity awards granted and vested in the year	$10,829	-	$3,511	-
Add, change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(46,236)	$17,659	$(8,883)	$5,132
Compensation actually paid	$1,228,832	$2,127,916	$714,306	$976,736

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group	Cumulative total stockholder return (“TSR”) is calculated by dividing the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2023.
Total Shareholder Return Amount	$ 127.83	25.83
Net Income (Loss)	$ (209,839,000)	$ (21,439,000)
PEO Name	Hans T. Schambye, M.D., Ph.D.	Hans T. Schambye, M.D., Ph.D.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (73,677)	$ (258,879)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	308,510	213,730
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,632	(120,162)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	10,829
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,659	(46,236)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,709)	(83,945)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,464	71,657
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,866	(27,705)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,511
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,132	$ (8,883)